United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Variable Funds
1345 Avenue of the Americas
New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments. - The schedule of investments for the three-month period ended March 31, 2008, is filed herewith.

First Eagle Overseas Variable Fund
SCHEDULE OF INVESTMENTS
March 31, 2008
(unaudited)

	Number of Shares		Cost		Value
		Common and Preferred Stocks (75.80%)

		Australia (0.39%)
	399,780	Spotless Group Limited (8)	$1,440,596		$1,209,272

		Belgium (0.37%)
	55,000	Deceuninck (1)	962,375		1,136,184

		Brazil (0.85%)
	30,840	Petroleo Brasiliero SA ADR (3)	1,147,912		2,611,840

		Canada (1.52%)
	161,330	Franco-Nevada Corporation (a)(9)	2,716,719		3,179,496
	19,899	EnCana Corporation (3)	283,701		1,507,349
			3,000,420		4,686,845

		Chile (0.33%)
	450,000	Quinenco SA (8)	181,973		1,031,755

		France (16.99%)
	92,888	Sanofi-Aventis (6)	7,577,409		6,971,309
	100,661	Sodexho (1)	3,288,456		6,190,639
	48,492	Neopost SA (8)	4,294,107		5,444,486
	38,071	Robertet SA (2)	4,870,662		5,020,640
	39,764	Wendel (7)	2,513,241		4,993,956
	28,230	Air Liquide SA (9)	3,541,095		4,305,577
	63,880	Remy Cointreau SA (2)	2,185,820		4,297,865
	29,140	Société Foncière Financière et de Participations (7)	3,970,645		3,418,073
	16,030	Laurent-Perrier (2)	948,066		2,524,862
	31,094	Carrefour SA (2)	1,999,887		2,399,923
	29,730	Société BIC SA (8)	2,144,379		1,834,026
	19,980	Total SA (3)	1,388,699		1,484,366
	1,569	Société Sucrière de Pithiviers-le Vieil (2)	878,902		1,263,780
	24,280	Vivendi Universal SA (10)	914,310		949,079
	17,240	Zodiac SA (8)	956,514		845,974
	3,530	Gaumont SA (10)	312,634		313,711
	8,840	Sabeton SA (7)	100,102		176,054
	1,000	Société Générale (ADR) (4)	23,190		19,650
			41,908,118		52,453,970

		Germany (1.95%)
	32,930	Fraport AG (15)	1,289,788		2,377,805
	16,146	Hornbach Holding AG Pfd. (13)	1,234,024		1,874,263
	44,890	Tognum AG (a)(8)	1,114,287		984,759
	8,650	Pfeiffer Vacuum Technology AG (8)	767,919		796,595
			4,406,018		6,033,422

		Hong Kong (0.49%)
	148,890	Guoco Group Limited (7)	1,915,559		1,456,846
	61,280	SmarTone Telecommunications Holdings Limited (14)	61,915		64,567
			1,977,474		1,521,413

		Italy (3.72%)
	385,330	Italcementi S.p.A. RNC (9)	3,707,883		5,583,637
	47,090	Italcementi S.p.A. (9)	953,181		954,187
	37,176	Italmobiliare S.p.A. RNC (9)	1,850,935		2,448,370
	16,068	Italmobiliare S.p.A. (9)	1,722,496		1,669,806
	143,250	Gewiss S.p.A. (8)	389,680		836,529
			8,624,175		11,492,529

		Japan (27.81%)
	133,600	Secom Company, Limited (8)	6,250,621		6,480,822
	1,181,100	Nissay Dowa General Insurance Company, Limited (4)	6,989,325		6,049,031
	48,700	SMC Corporation (8)	5,972,323		5,129,912
	110,060	Shimano Inc. (1)	1,947,815		5,052,115
	239,848	Chofu Seisakusho Company, Limited (1)	4,496,846		4,805,374
	3,430	Tempstaff Company Limited (8)	4,574,742		4,778,452
	20,670	Keyence Corporation (14)	4,498,220		4,748,248
	85,500	Ono Pharmaceutical Company, Limited (6)	3,264,933		4,130,393
	43,100	FANUC Limited (8)	3,840,298		4,095,094
	35,290	Hirose Electric Company, Limited (14)	4,114,296		3,957,856
	101,560	Astellas Pharma Inc. (6)	4,318,357		3,929,056
	72,900	Canon Inc. (14)	3,567,208		3,353,656
	142,150	Nitto Kohki Company, Limited (8)	2,976,657		3,169,970
	165,600	MISUMI Group Inc. (8)	2,814,092		2,931,091
	107,644	Secom Joshinetsu Company, Limited (8)	2,077,751		2,535,339
	135,900	T. Hasegawa Company, Limited (2)	2,006,805		2,395,872
	75,654	SK Kaken Company, Limited (8)	2,230,374		2,251,991
	73,455	Meitec Corporation (8)	2,226,854		2,223,344
	134,000	Doshisha Company Limited (1)	2,209,642		2,189,126
	203,800	Japan Wool Textile Company Limited (1)	1,581,122		1,799,527
	191,000	NIPPONKOA Insurance Company, Limited (4)	1,212,352		1,454,873
	47,600	Kose Corporation (2)	1,337,743		1,028,093
	81,000	OSG Corporation (8)	885,395		936,848
	45,645	Nagaileben Company, Limited (6)	774,886		921,821
	603	NTT DoCoMo Inc. (14)	878,141		912,583
	104,000	Chubu Nippon Broadcasting Company, Limited (10)	1,111,110		865,147
	29,400	Ryosan Company, Limited (14)	640,983		693,931
	28,870	As One Corporation (6)	606,976		656,827
	49,476	Cosel Company Limited (8)	870,994		531,579
	100,000	Shingakukai Company, Limited (1)	685,580		490,103
	41,800	Seikagaku Corporation (6)	286,101		471,310
	63,040	Sansei Yusoki Company, Limited (8)	464,414		442,275
	33,086	Mitsui Sumitomo Insurance Company, Limited (4)	346,242		333,927
	2,400	ROHM Company Limited (14)	155,894		148,414
	44	Mandom Corporation (2)	1,015		1,323
			82,216,107		85,895,323

		Malaysia (3.10%)
	7,378,180	Malaysia Airports Holdings Berhad (15)	7,156,156		6,828,017
	1,336,215	Genting Berhad (1)	3,019,695		2,736,348
			10,175,851		9,564,365

		Mexico (1.78%)
	143,780	Industrias Peñoles, SA de C.V. (12)	797,057		4,377,646
	254,870	Grupo Modelo SA de C.V. (2)	879,070		1,116,336
			1,676,127		5,493,982

		Netherlands (0.43%)
	26,400	Heineken Holding NV (2)	820,536		1,327,980

		Singapore (1.35%)
	615,690	Haw Par Corporation Limited (8)	1,537,387		3,067,511
	79,070	United Overseas Bank Limited (4)	1,006,009		1,097,541
			2,543,396		4,165,052

		South Korea (5.04%)
	12,805	Samsung Electronics Company, Limited Pfd. (14)	1,734,565		5,766,678
	111,606	SK Telecom Company, Limited ADR (14)	2,585,877		2,411,806
	28,500	KT&G Corporation (2)	1,999,821		2,233,150
	1,260	Lotte Confectionery Company, Limited (2)	532,025		1,615,792
	152,180	Daeduck GDS Company, Limited (14)	1,408,511		1,155,545
	5,900	Nong Shim Company, Limited (2)	1,579,573		1,075,327
	1,642	Nong Shim Holdings Company, Limited (2)	149,646		120,205
	45,550	Fursys Inc. (8)	1,285,400		1,057,858
	23,790	Daeduck Electronics Company, Limited (14)	141,260		127,316
			11,416,678		15,563,677

		Switzerland (5.38%)
	68,350	Pargesa Holding SA (7)	3,284,532		7,618,532
	10,620	Nestlé SA (2)	2,976,050		5,306,525
	19,386	Kuehne & Nagel International AG (15)	171,237		1,939,283
	293	Lindt & Spruengli AG (2)	949,523		973,569
	2,000	Edipresse SA (10)	675,882		770,780
			8,057,224		16,608,689

		Taiwan (0.72%)
	2,327,240	Compal Electronics Inc. (14)	2,455,132		2,233,053

		Thailand (2.97%)
	31,917,272	Thai Beverage Public Company Limited (2)	5,474,877		6,133,931
	607,815	Bangkok Bank Public Company Limited NVDR (4)	1,990,517		2,606,162
	21,700	Bangkok Bank Public Company Limited (4)	70,551		95,801
	20,000	The Oriental Hotel Public Company, Limited (1)	88,922		346,832
			7,624,867		9,182,726

		United Kingdom (0.61%)
	29,737	Anglo American Plc (12)	1,364,419		1,787,052
	44,540	JZ Equity Partners Plc (4)	70,848		99,888
			1,435,267		1,886,940
		Total Common and Preferred Stocks	192,070,246		234,099,017

		Precious Metals (6.08%)
	17,218	Gold bullion, in ounces (a)	10,209,962		15,788,440
	33,240	streetTRACKS Gold Trust (a)	2,147,031		2,991,600
		Total Precious Metals	12,356,993		18,780,040

	Principal Amount
		U.S. and Non U.S. Dollar Bonds (4.17%)

		U.S. Dollar Bonds (0.89%)
	$ 3,263,000	Catalyst Paper Corporation 8⅝% due 6/15/2011 (11)	2,922,598		2,732,762

		Non U.S. Dollar Bonds (3.28%)
HKD	5,000,000	Hong Kong Government 3.34% due 12/19/2008 (5)	641,023		654,373
HKD	10,000,000	Hong Kong Government 2.52% due 3/24/2009 (5)	1,289,591		1,305,851
SGD	1,815,000	Singapore Government 2⅜% due 10/1/2009 (5)	1,103,995		1,344,884
EUR	823,000	Waterford Wedgwood Plc 9⅞% due 12/1/2010 (b)(1)	1,017,094		526,421
MYR	2,109,000	Malaysian Government 3.756% due 4/28/2011 (5)	565,068		665,506
TWD	19,800,000	Taiwan Government 2% due 7/20/2012 (5)	600,018		649,380
EUR	1,169,551	Republic of France O.A.T. I/L 3% due 7/25/2012 (c)(5)	1,495,240		1,975,569
EUR	750,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	870,333		1,055,697
EUR	450,000	UPC Holding BV 8⅝% due 1/15/2014 (b)(10)	526,749		645,855
EUR	1,000,000	Wendel 4⅞% due 11/4/2014 (7)	1,224,628		1,309,867
			9,333,739		10,133,403
		Total U.S. and Non U.S. Dollar Bonds	12,256,337		12,866,165

		Short Term Investments (14.74%)
	6,500,000	ConocoPhillips Company 2.45% due 4/1/2008	6,500,000		6,500,000
	8,145,000	ConocoPhillips Company 2.35% due 4/4/2008	8,143,405		8,143,405
	9,982,000	Diageo Capital Plc 3.1% due 4/28/2008	9,958,792		9,958,792
	10,000,000	The Home Depot U.S.A. Inc. 3.35% due 4/1/2008	10,000,000		10,000,000
	3,164,000	The Home Depot U.S.A. Inc. 3.4% due 4/1/2008	3,164,000		3,164,000
	2,744,000	Vulcan Materials Company 2.75% due 4/4/2008	2,743,371		2,743,371
	5,000,000	Vulcan Materials Company 2.9% due 4/11/2008	4,995,972		4,995,972
		Total Short Term Investments	45,505,540		45,505,540

		Total Investments (100.79%)	$262,189,116	*	311,250,762

		Liabilities in excess of other assets (-0.79%)			(2,426,065)
		Net assets (100.00%)			$308,824,697

___________________
* At March 31, 2008 cost is substantially identical for both book and federal income tax purposes.

Foreign Currency Exchange Contracts

Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at March 31, 2008	Unrealized Appreciation at March 31, 2008	Unrealized Depreciation at March 31, 2008
4/09/08	2,555,000	Swiss franc	$2,191,816	$2,570,650	-	$(378,834)
4/16/08	630,000	pound sterling	1,238,247	1,249,029	-	(10,782)
4/16/08	241,000	pound sterling	476,240	477,803	-	(1,563)
6/11/08	1,797,000	euro	2,651,809	2,827,098	-	(175,289)
6/11/08	22,563,000	euro	33,328,639	35,496,834	-	(2,168,195)
			$39,886,751	$42,621,414	-	$(2,734,663)

Foreign Currencies	Sector / Industry Classifications	Percent of Net Assets
EUR - euro	(1) Consumer Discretionary	8.18%
HKD - Hong Kong dollar	(2) Consumer Staples	12.58%
MYR - Malaysian ringgit	(3) Energy	1.81%
SGD - Singapore dollar	(4) Financials	3.81%
TWD - Taiwan dollar	(5) Government Issues	2.13%
	(6) Health Care	5.53%
	(7) Holding Companies	6.14%
	(8) Industrials	17.04%
	(9) Materials	5.87%
	(10) Media	1.49%
	(11) Paper and Forest Products	0.89%
	(12) Precious Metals	8.08%
	(13) Retail	0.61%
	(14) Technology and Telecommunications	8.28%
	(15) Transportation	3.61%

___________________
(a)	Non-income producing security/commodity.
(b)
All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)	Inflation-protected security.

See Notes to Schedule of Investments.

First Eagle Overseas Variable Fund

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

First Eagle Variable Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the "Fund"). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. (First Eagle SoGen Variable Funds, Inc. prior to December 31, 2002). The First Eagle Overseas Variable Fund seeks long-term growth of capital.

Investment valuation - The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option),other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price). In the case of an option traded on a securities exchange for which a last sale price is not available, the option may be valued at its NBBO (national best bid and offer) reported by the Options Price Reporting Authority. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP")).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.). Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”) to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the “Adviser” to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees (“Board”).

Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specific thresholds) occurring after the close of the foreign market may require fair valuation of securities traded on that foreign market. The values assigned to the Funds’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB No. 157 (“The Statement”)- Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008:
Description	Total Market Value	Level 1	Level 2	Level 3

Investments in securities	$292,470,722	$234,099,017	$58,371,705	-
Other financial instruments **	$18,780,040	$18,780,040	-	-
Total	$311,250,762	$252,879,057	$58,371,705	-

** includes bullion and an exchange traded fund.

Item 2. Controls and Procedures.

a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer	Date: May 21, 2008

\s\ John P. Arnhold
John P. Arnhold, President	Date: May 21, 2008